Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents				$ 498,164	$ 232,211
Restricted cash and short-term deposits				130,949	106,073
Trade accounts receivable				51,264	28,912
Investment in listed equity securities				543,204	449,666
Collateral, right to reclaim security not offset				27,570	6,940
Trade accounts payable				(15,132)	(4,936)
Carrying value | Level 2
Non-Derivatives:
Assets held for sale (note 11)				707	1,697,039
Liabilities held for sale (note 11)				(4,189)	(879,477)
Current portion of long-term debt and short-term debt				(354,520)	(388,005)
Current portion of convertible bonds				0	(315,646)
Long-term debt				(723,262)	(947,855)
Carrying value | Level 2 | Norwegian Bonds
Non-Derivatives:
Long-term debt				(299,520)	0
Carrying value | Level 2 | New Fortress Energy (NFE)
Non-Derivatives:
Investment in listed equity securities				543,200
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				547,266	207,058
Carrying value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				57,616	0
Derivative liability				0	(17,300)
Carrying value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				28,504	1,753
Derivative liability				(10,428)	(88)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value				498,164	232,211
Restricted cash and short-term deposits, fair value				130,949	106,073
Trade accounts receivable				51,264	28,912
Investment in listed equity securities				543,204	449,666
Collateral, right to reclaim security not offset				27,570	6,940
Trade accounts payable				(15,132)	(4,936)
Fair value | Level 2
Non-Derivatives:
Assets held for sale (note 11)				707	1,697,039
Liabilities held for sale (note 11)				(4,189)	(879,477)
Current portion of long-term debt and short-term debt, fair value				(354,520)	(388,005)
Current portion of convertible bonds, fair value				0	(316,561)
Long-term debt, fair value				(723,262)	(947,855)
Fair value | Level 2 | Norwegian Bonds
Non-Derivatives:
Long-term debt				(285,696)	0
Fair value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				547,266	207,058
Fair value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				57,616	0
Derivative liability				0	(17,300)
Fair value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				28,504	1,753
Derivative liability				(10,428)	(88)
Cash and cash equivalents				498,164	232,211	$ 91,084	$ 86,564
Trade accounts receivable				51,264	28,912
Investment in listed equity securities				543,204	450,225
Current portion of long-term debt and short-term debt				(354,322)	(703,170)
Long-term debt				(999,426)	(920,130)
Long-term debt				(1,353,748)
Less: Deferred financing costs				23,554	28,207
FLNG Hilli | Scenario, Forecast
Derivatives:
Production volume, percentage	50.00%	50.00%	100.00%
Unsecured debt | Norwegian Bonds
Derivatives:
Debt instrument, face amount				300,000
Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap (note 20)				$ 5,423	$ 1,753